Restricted Net Assets - (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Net Assets
Annual appropriation to reserve percent	10.00%
Percentage of capital	50.00%
Restricted assets	¥ 171.2	¥ 129.7